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                         VAN KAMPEN CORPORATE BOND FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

     (2) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Fidelity Brokerage Services, Inc. & National Financial Services Corporation, First Union National Bank, Great West Life & Annuity Insurance Company/Benefits Corp. Equities, Inc., Hewitt Associates, LLC, Huntington Bank, Invesco Retirement and Benefit Services, Inc., Lincoln National Life Insurance Company, Merrill Lynch Pierce, Fenner & Smith, Incorporated, Dean Witter Reynolds, Inc., National Deferred Compensation, Inc., Wells Fargo Bank, N.A. on behalf of itself and its Affiliated Banks, Delaware Charter Guarantee & Trust under the trade name of Trustar(sm) Retirement Services, and Union Bank of California, N.A. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               CORP SPT SAI 8/01